Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Detail) - Credit risk [member] - CAD ($)
$ in Millions
	Oct. 31, 2022	Oct. 31, 2021
On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 1,318,114	$ 1,146,105
On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	1,159,435	1,049,440
On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	158,679	96,665
Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	815,787	747,020
Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	695,869	622,693
Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	119,918	124,327
Canada [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 791,471	$ 721,706
Maximum exposure to credit risk	60.00%	63.00%
Canada [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 759,037	$ 701,779
Maximum exposure to credit risk	65.00%	67.00%
Canada [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 32,434	$ 19,927
Maximum exposure to credit risk	20.00%	21.00%
Canada [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 477,829	$ 452,489
Maximum exposure to credit risk	59.00%	61.00%
Canada [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 398,719	$ 370,479
Maximum exposure to credit risk	57.00%	59.00%
Canada [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 79,110	$ 82,010
Maximum exposure to credit risk	66.00%	66.00%
United States [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 299,657	$ 237,299
Maximum exposure to credit risk	23.00%	21.00%
United States [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 263,736	$ 213,389
Maximum exposure to credit risk	23.00%	20.00%
United States [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 35,921	$ 23,910
Maximum exposure to credit risk	23.00%	25.00%
United States [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 237,471	$ 210,706
Maximum exposure to credit risk	29.00%	28.00%
United States [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 223,624	$ 196,692
Maximum exposure to credit risk	32.00%	32.00%
United States [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 13,847	$ 14,014
Maximum exposure to credit risk	12.00%	11.00%
Europe [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 160,556	$ 130,988
Maximum exposure to credit risk	12.00%	11.00%
Europe [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 87,671	$ 85,271
Maximum exposure to credit risk	8.00%	8.00%
Europe [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 72,885	$ 45,717
Maximum exposure to credit risk	46.00%	47.00%
Europe [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 77,145	$ 73,107
Maximum exposure to credit risk	9.00%	10.00%
Europe [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 52,669	$ 46,187
Maximum exposure to credit risk	8.00%	8.00%
Europe [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 24,476	$ 26,920
Maximum exposure to credit risk	20.00%	22.00%
Other International [member] | On balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 66,430	$ 56,112
Maximum exposure to credit risk	5.00%	5.00%
Other International [member] | On balance sheet risk [member] | On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 48,991	$ 49,001
Maximum exposure to credit risk	4.00%	5.00%
Other International [member] | On balance sheet risk [member] | Derivatives gross not subject to master netting arrangement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 17,439	$ 7,111
Maximum exposure to credit risk	11.00%	7.00%
Other International [member] | Off balance sheet risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 23,342	$ 10,718
Maximum exposure to credit risk	3.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Committed and uncommitted [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 20,857	$ 9,335
Maximum exposure to credit risk	3.00%	1.00%
Other International [member] | Off balance sheet risk [member] | Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit exposure	$ 2,485	$ 1,383
Maximum exposure to credit risk	2.00%	1.00%